SHAREHOLDERS' EQUITY (Schedule of Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	60.00%	66.00%	71.00%
Risk-free interest rate	0.40%	0.40%	1.30%
Expected term - in years	3 years	2 years 10 months 30 days	3 years 2 months 13 days